Long-term debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Long-term debt

	December 31,
(Millions of dollars)	2013	2012	2011
Machinery and Power Systems:
Notes—Floating Rate (Three-month USD LIBOR plus 0.17%) due 2013	$—	$—	$750
Notes—1.375% due 2014	—	750	750
Notes—5.700% due 2016	506	508	510
Notes—3.900% due 2021	1,246	1,245	1,245
Notes—5.200% due 2041	757	757	1,247
Debentures—7.000% due 2013	—	—	350
Debentures—0.950% due 2015	500	500	—
Debentures—1.500% due 2017	500	499	—
Debentures—7.900% due 2018	899	899	899
Debentures—9.375% due 2021	120	120	120
Debentures—2.600% due 2022	498	498	—
Debentures—8.000% due 2023	82	82	82
Debentures—6.625% due 2028	193	193	299
Debentures—7.300% due 2031	241	241	349
Debentures—5.300% due 2035 [1]	209	208	206
Debentures—6.050% due 2036	459	459	748
Debentures—8.250% due 2038	65	65	248
Debentures—6.950% due 2042	160	160	250
Debentures—3.803% due 2042 [2]	1,168	1,149	—
Debentures—7.375% due 2097	244	244	297
Capital lease obligations	97	73	46
Other	55	16	19
Total Machinery and Power Systems	7,999	8,666	8,415
Financial Products:
Medium-term notes	17,856	18,036	15,701
Other	864	1,050	828
Total Financial Products	18,720	19,086	16,529
Total long-term debt due after one year	$26,719	$27,752	$24,944

[1]	Debentures due in 2035 have a face value of $307 million and an effective yield to maturity of 8.69%.

[2]	Debentures due in 2042 have a face value of $1,722 million and an effective yield to maturity of 6.33%.

Aggregate amounts of maturities of long-term debt
The aggregate amounts of maturities of long-term debt during each of the years 2014 through 2018, including amounts due within one year and classified as current, are:

	December 31,
(Millions of dollars)	2014	2015	2016	2017	2018
Machinery and Power Systems	$760	$514	$538	$507	$906
Financial Products	6,592	6,446	4,796	2,747	2,350
	$7,352	$6,960	$5,334	$3,254	$3,256